COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other non-financial liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other non-financial liabilities
Non financial liabilities	$ 28,795,393	$ 31,700,398
Payroll and social securities [member]
Other non-financial liabilities
Non financial liabilities	11,318,832	12,182,997
Sundry Creditors [member]
Other non-financial liabilities
Non financial liabilities	9,206,832	11,513,613
Revenue from contracts with customers [member]
Other non-financial liabilities
Non financial liabilities	328,012	357,894
Tax
Other non-financial liabilities
Non financial liabilities	7,085,989	6,739,675
Social security payment orders pending settlement [member]
Other non-financial liabilities
Non financial liabilities	748,064	785,876
Other
Other non-financial liabilities
Non financial liabilities	$ 107,664	$ 120,343